Stock Based Compensation - Warrants Activity (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding and vested at the ending of the period (in shares)	58
Weighted average remaining contractual term (in years)	3 years	4 years	3 years 8 months 12 days
Warrant
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding and vested at the ending of the period (in shares)	58	58	85
Expired (in shares)		(27)
Outstanding and vested at the ending of the period (in dollars per share)	$ 52.09	$ 52.09	$ 45.53
Expired (in dollars per share)		$ 31.72